January 25, 2013

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

RE:

ING Variable Portfolios, Inc. (File No. 333-05173)

ING Strategic Allocation Portfolios, Inc. (File No. 33-88334)

ING Balanced Portfolio, Inc. (File No. 33-27247)

ING Intermediate Bond Portfolio (File No. 2-47232)

ING Money Market Portfolio (File No. 2-53038)

ING Variable Funds (File No. 2-51739)

(the Registrants”)

Dear Ladies and Gentlemen:

Pursuant to Rule 14a-6 under the Securities Exchange Act of 1934, enclosed for filing via the EDGAR system is a preliminary proxy statement and proxy ballot for a Special Meeting of Shareholders (the “Meeting”) of the Registrants. The Meeting is being held for the purpose of approving various matters.

Should you have any questions, please contact the undersigned at 480-477-2650.

Very truly yours,

/s/ Kristen J. Freeman

Kristen J. Freeman
Counsel
ING U.S. Legal Services

Attachment

7337 E. Doubletree Ranch Rd.	Tel: 480-477-3000
Scottsdale, AZ 85258-2034	Fax: 480-477-2700
www.ingfunds.com